Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 10,440	$ 11,561
Accounts receivable - trade, net of allowance for doubtful accounts of $2,822 and $1,760, respectively	900,904	562,757
Accounts receivable - affiliates	7,445	22,883
Inventories	310,160	126,895
Prepaid expenses and other current assets	80,350	37,891
Total current assets	1,309,299	761,987
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $109,564 and $50,127, respectively	829,346	526,437
GOODWILL	1,107,006	555,220
INTANGIBLE ASSETS, net of accumulated amortization of $116,728 and $44,155, respectively	714,956	441,432
INVESTMENTS IN UNCONSOLIDATED ENTITIES	189,821
OTHER NONCURRENT ASSETS	16,795	6,542
Total assets	4,167,223	2,291,618
CURRENT LIABILITIES:
Accounts payable - trade	740,211	536,055
Accounts payable - affiliates	76,846	6,900
Accrued expenses and other payables	141,690	85,606
Advance payments received from customers	29,965	22,372
Current maturities of long-term debt	7,080	8,626
Total current liabilities	995,792	659,559
LONG-TERM DEBT, net of current maturities	1,629,834	740,436
OTHER NONCURRENT LIABILITIES	9,744	2,205
COMMITMENTS AND CONTINGENCIES
EQUITY, per accompanying statement:
General partner, representing a 0.1% interest, 79,420 and 53,676 notional units at March 31, 2014 and 2013, respectively	(45,287)	(50,497)
Limited partners, representing a 99.9% interest -
Accumulated other comprehensive income (loss)	(236)	24
Noncontrolling interests	5,274	5,740
Total equity	1,531,853	889,418
Total liabilities and equity	4,167,223	2,291,618
Common units
Limited partners, representing a 99.9% interest -
Limited partners, representing a 99.9% interest -	1,570,074	920,998
Subordinated units
Limited partners, representing a 99.9% interest -
Limited partners, representing a 99.9% interest -	$ 2,028	$ 13,153